Allianz Life Insurance Company of New York

Erik Nelson
Associate General Counsel, Senior Counsel
Corporate Legal
5701 Golden Hills Drive
Minneapolis, MN  55416-1297

Telephone:  763-765-7453
Erik.Nelson@allianzlife.com
www.allianzlife.com

June 8, 2022
Mr. Mark Cowan, Senior Counsel
Securities and Exchange Commission
Division of Investment Management, Disclosure Review Office
100 F Street, NE
Washington, DC    20549-8626
Re:    Allianz Life Insurance Company of New York
Allianz Life of NY Variable Account C
Pre-Effective Amendment to Registration Statement on Form N-4
Registration Statement Nos. 333-259866; 811-05716
Mr. Cowan:
Enclosed for filing please find a pre-effective amendment to the above-referenced Registration Statement on Form N-4, which is filed pursuant to the Securities Act of 1933 ("1933 Act", File No. 333-259866) and as amendment No. 278 pursuant to the Investment Company Act of 1940 ("1940 Act", File No. 811-05716). The purpose of the Registration Statement is to register an updated version of an existing index-linked variable annuity (Index Advantage New York, File No. 333-192949) to reflect prospectus disclosure updates related to recent proposed regulatory changes in the state of New York. The purpose of this pre-effective amendment is to reflect the following:
•
Revisions to conform to the amendments to Form N-4 adopted by the Commission on March 11, 2020. See Updated Disclosure Requirements and Summary Prospectus for Variable Annuity and Variable Life Insurance Contracts, Release No. 33-10765. These revisions were previously reviewed by the Commission staff as part of an amendment to the related Form N-4 registration statement (File No. 333-255394) (Accession No. 0000836346-21-000167), made pursuant to paragraph (a) of Rule 485 under the Securities Act. Such revisions also include those made in response to Commission staff comments.

•	Revisions made in response to Commission staff comments on the Registration Statement, received November 23, 2021.
•
Inclusion of updated financial statements and financial information for the fiscal year ended December 31, 2021, and for the unaudited period ended March 31, 2021 (such financial statements to be added upon amendment).

•	Other non-material revisions and updates.
For the convenience of the staff in reviewing the pre-effective amendment, a red-lined copy of the prospectus is being sent via email to the Office of Insurance Products of the Division of Investment Management. The red-line reflects changes as compared to the existing version of Index Advantage New York (File No. 333-192949).
The prospectus is also being filed on Form S-1 to register the index option component of the product. The prospectus filed herewith is substantially identical to the prospectus filed on Form S-1.
Manually executed signature pages have been executed prior to the time of this electronic filing and will be retained by the Company for five years. Any disclosures and exhibits not filed herewith will be filed by a pre-effective amendment.

Please contact me with any questions or comments you may have concerning the enclosed. I can be reached at the address listed above or at (763) 765-7453.
Sincerely,
Allianz Life Insurance Company of New York
Allianz Life of NY Variable Account C

By:          /s/ Erik T. Nelson
            Erik T. Nelson
            Associate General Counsel, Senior Counsel

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